Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Quaker Global Tactical Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Quaker Global Tactical Allocation Fund (the “Fund”) seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds.  More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 30 of the Fund’s Prospectus and in the“Shareholder Information” section on page 41 of the Trust’s Statement of Additional  Information (“SAI”).

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 130% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	130.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To achieve its investment objective, the Fund’s sub-adviser, DG Capital Management, Inc. (the “Sub-adviser”),will, under normal market conditions, employ the following strategies:

•
Common Stock.  The Fund invests its assets in common stocks of U.S. and foreign companies without regard to market capitalization.  Under normal circumstances, the Fund will invest at least 40% of its net assets in common stocks and ADRs of foreign companies.

•
Growth Stock.  The Fund invests its assets in equity securities of companies that the Sub-adviser believes have experienced above-average long-term growth in earnings and show a high probability for superior future growth.  This focus on individual companies includes dissecting earnings by doing detailed balance sheet analysis and generating earnings models internally.  The Sub-adviser looks for companies that display good cash flow prospects, have strong experienced management teams, sturdy business models and have historically grown earnings organically.

•
Foreign Securities.  The Fund may invest without limit in foreign securities, including American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”).  ADRs are receipts issued by a depositary (usually a U.S. bank) and EDRs are receipts issued by a depositary outside of the United States (usually a non-U.S. bank or trust company or a foreign branch of a U.S. bank). Depositary receipts represent an ownership interest in an underlying security that is held by the depositary.

•	Emerging Markets. The Fund may invest without limit in companies located in developing or emerging markets.

•
Special Situation Securities.  The Fund invests up to 20% of its total assets in “special situation” securities when the Fund’s Sub-adviser believes such investments will benefit the Fund.  A special situation arises when, in the Sub-adviser’s opinion, the securities of a company will experience an unusual gain or loss solely by reason of a development particularly or uniquely applicable to that company.  Such situations include, but are not limited to: spin-offs, corporate restructurings, liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs and new management or management policies.  Special situation investments may include illiquid or restricted securities, such as private equity investments.

•	Portfolio Turnover. The Fund employs an aggressive strategy of portfolio trading to respond to changes in the marketplace.

•	Short Sales. The Fund may invest up to 25% of its assets in short sales at any given time.

•
Tactical Allocation.  Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes.  The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the Sub-adviser perceives opportunity.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.  The following risks could affect the value of your investment:

•
Common Stock Risk.  Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence or instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•
Small and Mid-Cap Stocks Risk. The Fund invests in companies with small and medium market capitalizations.  Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region and may be less well known to the investment community.  Also, these companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies.  As a result of these factors, small and mid-capitalization stock prices have greater volatility than large company securities.

•
Growth Stock Risk.  The Fund invests in companies that appear to be growth-oriented companies.  If the Fund’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

•
Foreign Securities Risk.  Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes and such taxes may reduce the net return to Fund shareholders; and foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values.  Although the Fund will only invest in foreign securities of issuers that are domiciled in nations considered to have stable governments, issuers of foreign securities may still be subject to the risk of expropriation, confiscation, taxation, currency blockage, or political or social instability, any of which could negatively affect the Fund.

•
Emerging Markets Risk.  The Fund invests in developing countries which may experience high rates of inflation or sharply devalue their currencies against the U.S. dollar, causing the value of investments in companies located in those countries to decline.  Transaction costs are often higher in developing countries and there may be delays in the settlement process.

•
Special Situations Risk.  Special situations often involve much greater risk than is found in the normal course of investing.  Liquidations, reorganizations, recapitalizations, material litigation, technological breakthroughs and new management or management policies may not have the effect on a company’s price that the Sub-adviser expects, which could negatively impact the Fund.

•
Portfolio Turnover Risk.  The Fund’s Sub-adviser may engage in aggressive portfolio trading.  As a result, the Fund could experience higher than average portfolio turnover.  A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate greater taxes for shareholders on realized investment gains.

•
Short Selling Risk.  Positions in shorted securities are speculative and more risky than long positions.  Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss.  Short sale strategies are often categorized as a form of leveraging or speculative investment.  The use of leverage may multiply small price movements in securities into large changes in value.  As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.

•
Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio.  The Sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart displays the annual return of the Fund over the lifetime of the Fund.  The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.  Fund performance shown does not reflect Class A Shares sales charges.  Performance would be lower if sales charges were included.  Past performance does not guarantee or predict future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-220-8888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.quakerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not guarantee or predict future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns - Class A Shares as of December 31, 2013
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performing Quarter: 17.50% in 3rd quarter of 2009 Lowest Performing Quarter: - 14.91 % in 3rd quarter of 2011 The Fund’s cumulative year-to-date return through September 30, 2014 was 0.19%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.91%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows the risks of investing in the Fund by illustrating how the average annual returns for 1-year, 5-years and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index.  In addition, after-tax returns are presented for Class A Shares of the Fund.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table.  In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown.  Past performance (before and after taxes) is not an indication of future results.  Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2013
MSCI World Index Class A Comparison
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.68%
5 Years	rr_AverageAnnualReturnYear05	15.02%
Since Inception	rr_AverageAnnualReturnSinceInception	3.89%
MSCI World Index Class I Comparison
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.68%
5 Years	rr_AverageAnnualReturnYear05	15.02%
Since Inception	rr_AverageAnnualReturnSinceInception	5.67%
Quaker Global Tactical Allocation Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.55%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.10%
Dividends on Short Positions	rr_Component3OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	760
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,197
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,935
Annual Return 2009	rr_AnnualReturn2009	19.66%
Annual Return 2010	rr_AnnualReturn2010	15.48%
Annual Return 2011	rr_AnnualReturn2011	(8.21%)
Annual Return 2012	rr_AnnualReturn2012	10.73%
Annual Return 2013	rr_AnnualReturn2013	33.92%
1 Year	rr_AverageAnnualReturnYear01	26.59%
5 Years	rr_AverageAnnualReturnYear05	12.18%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2008
Quaker Global Tactical Allocation Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.59%
5 Years	rr_AverageAnnualReturnYear05	12.18%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.08%)
Quaker Global Tactical Allocation Fund - Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.05%
5 Years	rr_AverageAnnualReturnYear05	9.74%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.82%)
Quaker Global Tactical Allocation Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.55%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.10%
Dividends on Short Positions	rr_Component3OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	297
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	910
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,548
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,261
1 Year	rr_AverageAnnualReturnYear01	32.91%
5 Years	rr_AverageAnnualReturnYear05	12.62%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2008
Global Tactical Allocation Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.55%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.10%
Dividends on Short Positions	rr_Component3OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	197
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	609
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,264
1 Year	rr_AverageAnnualReturnYear01	34.32%
5 Years	rr_AverageAnnualReturnYear05	13.68%
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2008